UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31 December 2004

Check here if Amendment [x];                 Amendment Number: 1
    This Amendment (Check only one):             [x] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL (UK) LIMITED
                           51 Berkeley Square
                           London W1J 5BB, England
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees

Title:        Chief Financial Officer

Phone:        +44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Loudon Greenlees         London, England          14 February 2005
     --------------------         ---------------          ----------------
     [Signature]                  [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                               Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            Nil

Form 13F Information Table Entry Total:                       31

Form 13F Information Table Value Total:                       US$187.2 million



List of Other Included Managers:

                                         Thames River Capital (UK) Limited

                                             Name of Reporting Manager
                                            Form 13F Information Table
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

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL-ADR
  SERIES L                     ADR              02364W105  3,963     -16,300    N/A   Y      N            Y
ANGLOGOLD ASHANTI-
  SPON ADR                     ADR              035128206    189       5,200    N/A   Y      N            Y
AU OPTRONICS
  CORP-ADR                     ADR              002255107    143      10,000    N/A   Y      N            Y
BANCO ITAU HOLDING
  FIN-ADR                      ADR              059602201  3,525      46,900    N/A   Y      N            Y
BHP BILLITON
  LTD-SPON ADR                 ADR              088606108  1,081      45,000    N/A   Y      N            Y
BRASIL TELECOM PART
  SA -ADR                      ADR              105530109    763     -20,000    N/A   Y      N            Y
CEMEX SA -SPONS ADR
  PART CER                     ADR              151290889  3,278      90,000    N/A   Y      N            Y
CHECK POINT SOFTWARE
  TECH                         Common Stock     #N/A N.A.    626      25,400    N/A   Y      N            Y
CHINA PETROLEUM &
  CHEM-ADR                     ADR              16941R108    861      21,000    N/A   Y      N            Y
CHUNGHWA TELECOM CO
  LTD-ADR                      ADR              17133Q205    871      41,400    N/A   Y      N            Y
BRASIL DISTR PAO
  ACU-SP ADR                   ADR              20440T201  2,458      96,000    N/A   Y      N            Y
COMPANHIA DE
  BEBIDAS-PR ADR               ADR              20441W203  5,672     200,200    N/A   Y      N            Y
CIA SIDERURGICA
  NACL-SP ADR                  ADR              20440W105  8,679     453,900    N/A   Y      N            Y
CIA VALE DO RIO
  DOCE-SP ADR                  ADR              204412100  8,104     332,400    N/A   Y      N            Y
CIA DE MINAS
  BUENAVENTUR-ADR              ADR              204448104  1,894      82,700    N/A   Y      N            Y
EMPRESA NAC ELEC-
  CHIL-SP ADR                  ADR              29244T101  1,862     102,100    N/A   Y      N            Y
GOLDEN TELECOM INC             Common Stock     38122G107  2,553     -96,618    N/A   Y      N            Y
GRUPO AEROPORTUARIO
  SUR-ADR                      ADR              40051E202  1,791      65,500    N/A   Y      N            Y
GRUPO TELEVISA
  SA-SPONS ADR                 ADR              40049J206  3,467      57,300    N/A   Y      N            Y
INCO LTD                       Common Stock     453258402 15,867    -431,400    N/A   Y      N            Y
ISHARES MSCI BRAZIL            ETF              464286400  2,224    -100,000    N/A   Y      N            Y
KOOKMIN BANK-SPON
  ADR                          ADR              50049M109    589      15,070    N/A   Y      N            Y
MATAV RT-SPONSORED
  ADR                          ADR              559776109  4,273     178,950    N/A   Y      N            Y
MOBILE TELESYSTEMS-
  SP ADR                       ADR              607409109 33,478     241,698    N/A   Y      N            Y
VIMPELCOM-SP ADR               ADR              68370R109 46,306   1,281,300    N/A   Y      N            Y
PETROLEO BRASILEIRO
  S.A.-ADR                     ADR              71654V408    969      24,356    N/A   Y      N            Y
PETROLEO BRASILEIRO
  S.A.-ADR                     ADR              71654V101 15,031     415,100    N/A   Y      N            Y
POSCO-ADR                      ADR              693483109    726      16,300    N/A   Y      N            Y
SILICONWARE
  PRECISION -ADR               ADR              827084864    695     169,600    N/A   Y      N            Y
TELE NORTE LESTE
  PART-ADR                     ADR              879246106 10,778     638,900    N/A   Y      N            Y
TELEFONOS DE MEXICO-SP
  ADR L                        ADR              879403780  4,529     118,200    N/A   Y      N            Y

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